UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      1798 Global Partners (Cayman) Ltd
           --------------------------------------------------
Address:   c/o M&C Corporate Services Limited
           --------------------------------------------------
           PO Box 309GT, Ugland House, S. Church St.
           --------------------------------------------------
           George Town, Grand Cayman, Cayman Islands
           --------------------------------------------------

Form 13F File Number:
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory Balitsos
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     917-362-3719
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Gregory Balitsos       New York, New York           2/20/08
       ------------------------   --------------------------  ---------------
             [Signature]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:               48
                                               -------------

Form 13F Information Table Value Total:          136,070
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                  FORM 13F INFORMATION TABLE
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        COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
-------------------------- ----------------    ----------   -------- ----------------------- ---------- ---------- -----------------
                                                             VALUE   SHRS OR     SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
-------------------------- ----------------    ----------   -------- ---------- ----- ----  ---------  --------- -----   ------ ----
ADVANCE AUTO PARTS INC         COM             00751Y106    1,140    30,000       SH         SOLE                30,000     0      0
AFFYMETRIX INC                 NOTE 3.500% 1/1 00826TAG3    6,960    6,500,000    PRN        SOLE                6,500,000  0      0
AFFYMETRIX INC                 COM             00826T108    1,967    85,000       SH         SOLE                85,000     0      0
ALLIANCE DATA SYSTEMS CORP     COM             018581108    5,249    70,000       SH         SOLE                70,000     0      0
ALLSCRIPTS HEALTHCARE SOLUTI   COM             01988P108    777      40,000       SH         SOLE                40,000     0      0
ALTRIA GROUP INC               COM             02209S103    2,267    30,000       SH         SOLE                30,000     0      0
AMERICAN MED SYS HLDGS INC     COM             02744M108    651      45,000       SH         SOLE                45,000     0      0
AMERIGROUP CORP                COM             03073T102    3,281    90,000       SH         SOLE                90,000     0      0
BALLY TECHNOLOGIES INC         COM             05874B107    5,718    115,000      SH         SOLE                115,000    0      0
BANK OF NEW YORK MELLON CORP   COM             064058100    975      20,000       SH         SOLE                20,000     0      0
BEST BUY INC                   COM             086516101    1,580    30,000       SH         SOLE                30,000     0      0
BIOMARIN PHARMACEUTICAL INC    COM             09061G101    3,363    95,000       SH         SOLE                95,000     0      0
BJS WHOLESALE CLUB INC         COM             05548J106    1,861    55,000       SH         SOLE                55,000     0      0
BROADRIDGE FINL SOLUTIONS IN   COM             11133T103    449      20,000       SH         SOLE                20,000     0      0
BURGER KING HLDGS INC          COM             121208201    1,568    55,000       SH         SOLE                55,000     0      0
CHARLOTTE RUSSE HLDG INC       COM             161048103    258      16,000       SH         SOLE                16,000     0      0
CHARLES RIV LABS INTL INC      COM             159864107    1,645    25,000       SH         SOLE                25,000     0      0
CITIGROUP INC                  COM             172967101    1,030    35,000       SH         SOLE                35,000     0      0
COSTCO WHSL CORP NEW           COM             22160K105    2,790    40,000       SH         SOLE                40,000     0      0
DELTA AIR LINES INC DEL        COM             247361702    6,209    417,000      SH         SOLE                417,000    0      0
DICKS SPORTING GOODS INC       COM             253393102    1,110    40,000       SH         SOLE                40,000     0      0
ENERGIZER HLDGS INC            COM             29266R108    2,243    20,000       SH         SOLE                20,000     0      0
ERICSSON L M TEL CO            ADR B SEK 10    294821608    6,258    268,000      SH         SOLE                268,000    0      0
FEDERAL HOME LN MTG CORP       COM             313400301    852      25,000       SH         SOLE                25,000     0      0
GILDAN ACTIVEWEAR INC          COM             375916103    2,675    65,000       SH         SOLE                65,000     0      0
GOLDMAN SACHS GROUP INC        COM             38141G104    3,226    15,000       SH         SOLE                15,000     0      0
GUESS INC                      COM             401617105    189      5,000        SH         SOLE                5,000      0      0
HOLOGIC INC                    COM             436440101    2,746    40,000       SH         SOLE                40,000     0      0
INSULET CORP                   COM             45784P101    823      35,048       SH         SOLE                35,048     0      0
ISHARES INC                    MSCI JAPAN      464286848    2,525    190,000      SH         SOLE                190,000    0      0
JP MORGAN CHASE & CO           COM             46625H100    437      10,000       SH         SOLE                10,000     0      0
KROGER CO                      COM             501044101    1,603    60,000       SH         SOLE                60,000     0      0
MARSH & MCLENNAN COS INC       COM             571748102    529      20,000       SH         SOLE                20,000     0      0
MEDASSETS INC                  COM             584045108    1,133    47,339       SH         SOLE                47,339     0      0
MENTOR CORP MINN               COM             587188103    2,737    70,000       SH         SOLE                70,000     0      0
MERRILL LYNCH & CO INC         COM             590188108    537      10,000       SH         SOLE                10,000     0      0
METLIFE INC                    COM             59156R108    2,465    40,000       SH         SOLE                40,000     0      0
PEOPLES UNITED FINANCIAL INC   COM             712704105    2,670    150,000      SH         SOLE                150,000    0      0
RIVERBED TECHNOLOGY INC        COM             768573107    6,087    227,625      SH         SOLE                227,625    0      0
SAKS INC                       COM             79377W108    7,032    338,706      SH         SOLE                338,706    0      0
SCHERING PLOUGH CORP           COM             806605101    1,465    55,000       SH         SOLE                55,000     0      0
SLM CORP                       COM             78442P106    14,783   734,000      SH         SOLE                734,000    0      0
SUNRISE SENIOR LIVING INC      COM             86768K106    1,414    46,100       SH         SOLE                46,100     0      0
TEREX CORP NEW                 COM             880779103    10,669   162,719      SH         SOLE                162,719    0      0
THERMO FISHER SCIENTIFIC INC   COM             883556102    3,461    60,000       SH         SOLE                60,000     0      0
VARIAN MED SYS INC             COM             92220P105    2,608    50,000       SH         SOLE                50,000     0      0
VIRTUAL RADIOLOGIC CORPORATI   COM             92826B104    987      48,662       SH         SOLE                48,662     0      0
WELLPOINT INC                  COM             94973V107    3,071    35,000       SH         SOLE                35,000     0      0

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